Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2019	December 31, 2018
Cost	(in thousands)
Customer relationships	$132,192	$109,622
Technology asset	11,169	11,169
Order backlog	36,318	31,220
Trade names/ brands	2,766	2,766
Volunteer list	1,325	1,325
Non-compete arrangements	489	489
Patient database	2,542	—
Foreign exchange movement	(5,728)	(5,085)
Total cost	181,073	151,506
Accumulated amortization	(116,196)	(100,249)
Foreign exchange movement	3,017	2,798
Net book value	$67,894	$54,055

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2020 to December 31, 2024 is as follows:

Year Ended December 31, 2019
(in thousands)
2020	$17,381
2021	13,711
2022	8,022
2023	6,176
2024	5,793
$51,083